Note 4 - Securities Held to Maturity (Details) - Amortized Cost and Estimated Fair Value of Held-to-Maturity Securities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Note 4 - Securities Held to Maturity (Details) - Amortized Cost and Estimated Fair Value of Held-to-Maturity Securities [Line Items]
Securities held to maturity, amortized cost	$ 78,518	$ 84,932	$ 80,912
Securities held to maturity, gross unrealized gains	621	599	413
Securities held to maturity, gross unrealized losses	1,164	1,895	2,958
Securities held to maturity, fair value	77,975	83,636	78,367
US Government Agencies Debt Securities [Member]
Note 4 - Securities Held to Maturity (Details) - Amortized Cost and Estimated Fair Value of Held-to-Maturity Securities [Line Items]
Securities held to maturity, amortized cost	44,180	49,177	46,194
Securities held to maturity, gross unrealized gains		49	84
Securities held to maturity, gross unrealized losses	967	1,551	2,131
Securities held to maturity, fair value	43,213	47,675	44,147
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 4 - Securities Held to Maturity (Details) - Amortized Cost and Estimated Fair Value of Held-to-Maturity Securities [Line Items]
Securities held to maturity, amortized cost	25,426	26,089	24,768
Securities held to maturity, gross unrealized gains	567	464	297
Securities held to maturity, gross unrealized losses	184	338	754
Securities held to maturity, fair value	25,809	26,215	24,311
Corporate Debt Securities [Member]
Note 4 - Securities Held to Maturity (Details) - Amortized Cost and Estimated Fair Value of Held-to-Maturity Securities [Line Items]
Securities held to maturity, amortized cost	4,611	4,630	4,669
Securities held to maturity, gross unrealized gains	37	56	15
Securities held to maturity, gross unrealized losses	12	5	72
Securities held to maturity, fair value	4,636	4,681	4,612
Certificates of Deposit [Member]
Note 4 - Securities Held to Maturity (Details) - Amortized Cost and Estimated Fair Value of Held-to-Maturity Securities [Line Items]
Securities held to maturity, amortized cost	4,301	5,036	5,281
Securities held to maturity, gross unrealized gains	17	30	17
Securities held to maturity, gross unrealized losses	1	1	1
Securities held to maturity, fair value	$ 4,317	$ 5,065	$ 5,297